Combined Statements of Operations (Unaudited) (USD $)	3 Months Ended	11 Months Ended
	Mar. 31, 2012	Mar. 31, 2012
Income Statement [Abstract]
Revenues
Operating expenses:
Exploration cost	51,585	921,201
Compensation	38,443	236,970
General and administrative expenses	9,352	60,992
Total operating expenses	99,380	1,219,163
Net Loss	$ (99,380)	$ (1,219,163)